Preferred Stock (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 20, 2018	Oct. 06, 2017 shares	Apr. 30, 2014 $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2018 USD ($) shares
Schedule of Capitalization, Equity [Line Items]
Aggregate value
Reverse stock split ratio	5.5
Series B Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock | shares				0		0
Share conversion, original shares converted | shares				480,000
Stock conversion, estimated preferred stock dividends eliminated quarterly				$ 187,500
Stock conversion, estimated preferred stock dividends eliminated annually				$ 750
Series B Preferred Stock [Member] | Private Placement [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock | shares			480,000		480,000
Preferred stock rate			6.25%
Share Price | $ / shares			$ 25.00
Aggregate value					$ 12,000
Placement fees					482
Other offering expenses					149
Net proceeds from issuance of Series B preferred stock					$ 11,369
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Shares issued upon conversion | shares		6,857,143
Shares post-reverse-split | shares		1,246,753